Principal Accounting Policies (Details 6) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NetEase Beijing
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%	50.00%	50.00%
Boguan
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%	50.00%	50.00%
NetEase Hangzhou
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%	50.00%
PRC
Statutory reserves
Appropriations to general reserve funds and statutory surplus funds	¥ 73,635	¥ 58,816	¥ 244,358
PRC | General reserve fund
Statutory reserves
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required.	50.00%
PRC | Statutory surplus reserve
Statutory reserves
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required.	50.00%